Matthews China Discovery Active ETFMarch 31, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 94.5%
	Shares	Value
Consumer Discretionary: 20.5%
Hotels, Restaurants & Leisure: 9.1%
DPC Dash, Ltd.[a]	5,600	$70,933
Tongcheng Travel Holdings, Ltd.[b]	25,200	67,856
Atour Lifestyle Holdings, Ltd. ADR	2,332	66,112
		204,901
Automobile Components: 5.8%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	12,500	60,987
Minth Group, Ltd.[a]	16,000	42,569
CALB Group Co., Ltd.[a,b,c]	10,600	26,186
		129,742
Textiles, Apparel & Luxury Goods: 3.1%
Crystal International Group, Ltd.[b,c]	43,500	32,148
Xtep International Holdings, Ltd.	31,000	20,201
Samsonite Group SAb,c	6,900	16,336
		68,685
Household Durables: 2.5%
Hisense Home Appliances Group Co., Ltd. H Shares	11,000	36,901
Jason Furniture Hangzhou Co., Ltd. A Shares	5,700	20,138
		57,039
Total Consumer Discretionary		460,367

Industrials: 19.6%
Electrical Equipment: 8.4%
Shenzhen Megmeet Electrical Co., Ltd. A Shares	6,800	56,939
Hongfa Technology Co., Ltd. A Shares	9,900	50,182
Hongfa Technology Co., Ltd. A Shares	8,900	45,202
Xuji Electric Co., Ltd. A Shares	10,600	35,450
		187,773
Ground Transportation: 2.8%
Full Truck Alliance Co., Ltd. ADR	4,947	63,173
Machinery: 2.2%
Yangzijiang Shipbuilding Holdings, Ltd.	28,300	49,900
Commercial Services & Supplies: 1.7%
China Everbright Environment Group, Ltd.	87,000	38,467
Marine Transportation: 1.6%
SITC International Holdings Co., Ltd.	13,000	35,339
Construction & Engineering: 1.4%
Sinopec Engineering Group Co., Ltd. H Shares	44,500	31,572
Trading Companies & Distributors: 1.0%
BOC Aviation, Ltd.[b,c]	3,000	23,405
Professional Services: 0.5%
Centre Testing International Group Co., Ltd. A Shares	6,300	11,190
Total Industrials		440,819

Information Technology: 13.0%
Electronic Equipment, Instruments & Components: 7.1%
Wasion Holdings, Ltd.	46,000	48,363

	Shares	Value
Xiamen Faratronic Co., Ltd. A Shares	2,800	$42,205
Kingboard Laminates Holdings, Ltd.	28,500	32,821
FIT Hon Teng, Ltd.[a,b,c]	69,000	21,107
Elite Material Co., Ltd.	1,000	16,415
		160,911
Semiconductors & Semiconductor Equipment: 2.7%
ACM Research, Inc. Class Aa	2,572	60,031
IT Services: 2.0%
SUNeVision Holdings, Ltd.	50,000	44,021
Software: 1.2%
Kingdee International Software Group Co., Ltd.[a]	16,000	27,063
Total Information Technology		292,026

Real Estate: 11.1%
Real Estate Management & Development: 11.1%
China Overseas Property Holdings, Ltd.	125,000	85,954
Yuexiu Property Co., Ltd.	68,000	46,235
KE Holdings, Inc. A Shares	5,300	36,104
Greentown China Holdings, Ltd.	24,000	33,932
China Overseas Grand Oceans Group, Ltd.	105,000	25,237
Midea Real Estate Holding, Ltd.[b,c]	46,600	21,382
Total Real Estate		248,844

Consumer Staples: 8.8%
Personal Care Products: 5.0%
Giant Biogene Holding Co., Ltd.[b,c]	12,400	112,281
Food Products: 1.5%
Anjoy Foods Group Co., Ltd. A Shares	3,000	32,949
Consumer Staples Distribution & Retail: 1.2%
Yifeng Pharmacy Chain Co., Ltd. A Shares	8,200	28,112
Beverages: 1.1%
Beijing Yanjing Brewery Co., Ltd. A Shares	15,000	25,289
Total Consumer Staples		198,631

Health Care: 6.4%
Biotechnology: 2.5%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[a]	1,500	56,064
Pharmaceuticals: 2.0%
HUTCHMED China, Ltd.[a]	14,500	44,449
Health Care Equipment & Supplies: 1.3%
AK Medical Holdings, Ltd.[b,c]	24,000	18,354
Microport Scientific Corp.[a]	11,600	11,883
		30,237
Health Care Technology: 0.6%
Medlive Technology Co., Ltd.[b,c]	8,500	14,312
Total Health Care		145,062

Communication Services: 5.6%
Entertainment: 3.9%
NetEase Cloud Music, Inc.[a,b,c]	3,400	64,545

Matthews China Discovery Active ETFMarch 31, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Maoyan Entertainment[a,b,c]	23,000	$22,349
		86,894
Interactive Media & Services: 1.7%
Kanzhun, Ltd. ADR[a]	1,507	28,889
Kuaishou Technology[a,b,c]	1,500	10,478
		39,367
Total Communication Services		126,261

Materials: 2.9%
Chemicals: 2.4%
Sunresin New Materials Co., Ltd. A Shares	6,400	40,501
Dongyue Group, Ltd.	11,000	12,880
		53,381
Metals & Mining: 0.5%
MMG, Ltd.[a]	32,800	11,298
Total Materials		64,679

Energy: 2.9%
Energy Equipment & Services: 2.9%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	12,900	64,377
Total Energy		64,377

Utilities: 2.1%
Gas Utilities: 2.1%
ENN Natural Gas Co., Ltd. A Shares	17,200	46,374
Total Utilities		46,374

Financials: 1.6%
Capital Markets: 1.6%
China Merchants Securities Co., Ltd. H Shares[b,c]	21,600	37,146
Total Financials		37,146

TOTAL COMMON EQUITIES		2,124,586
(Cost $1,822,389)
SHORT-TERM INVESTMENTS: 4.9%
	Shares	Value
Money Market Funds: 4.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[d]	110,504	$110,504
(Cost $110,504)

Total Investments: 99.4%		2,235,090
(Cost $1,932,893)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		12,889
Net Assets: 100.0%		$2,247,979

a	Non-income producing security.
b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $420,029, which is 18.68% of net assets.

d	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).